Debt, Net - Narrative (Details) - Note payable $ in Millions	1 Months Ended
Feb. 28, 2021 USD ($)
Debt Instrument [Line Items]
Stated amount of borrowing	$ 0.4
Stated interest rate	0.99%
Debt term	48 months